Financial liabilities - Contractual Maturities (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Trade payables	SFr 160.7	SFr 166.5
Current lease liabilities	90.4	44.2
Other financial liabilities	52.8	51.3
Other current financial liabilities	143.2	95.5
Non-current lease liabilities	502.8	335.1
Other non-current financial liabilities	0.7	1.7
Other non-current financial liabilities	503.5	336.8
Due within 3 months
Disclosure of financial liabilities [line items]
Trade payables	160.7	166.5
Current lease liabilities	21.9	19.1
Other financial liabilities	37.3	36.5
Other current financial liabilities	59.2	55.7
Non-current lease liabilities	0.0	0.0
Other non-current financial liabilities	0.0	0.0
Other non-current financial liabilities	0.0	0.0
Due 4 to 12 months
Disclosure of financial liabilities [line items]
Trade payables	0.0	0.0
Current lease liabilities	68.6	25.1
Other financial liabilities	15.5	14.8
Other current financial liabilities	84.1	39.8
Non-current lease liabilities	0.0	0.0
Other non-current financial liabilities	0.0	0.0
Other non-current financial liabilities	0.0	0.0
Due 1 to 5 years
Disclosure of financial liabilities [line items]
Trade payables	0.0	0.0
Current lease liabilities	0.0	0.0
Other financial liabilities	0.0	0.0
Other current financial liabilities	0.0	0.0
Non-current lease liabilities	285.0	211.4
Other non-current financial liabilities	0.7	1.7
Other non-current financial liabilities	285.7	213.1
Due > 5 years
Disclosure of financial liabilities [line items]
Trade payables	0.0	0.0
Current lease liabilities	0.0	0.0
Other financial liabilities	0.0	0.0
Other current financial liabilities	0.0	0.0
Non-current lease liabilities	217.8	123.7
Other non-current financial liabilities		0.0
Other non-current financial liabilities	SFr 217.8	SFr 123.7